Leases (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Lease liability	€ 15,627
Right-of-use asset	15,401
Talmei Yosef [Member]
Statement Line Items [Line Items]
Right-of-use asset	€ 1,585
PV Plants [Member] | Talmei Yosef [Member]
Statement Line Items [Line Items]
Operating lease agreements (Years)	25 years
Lease Expire dates	Nov. 25, 2034
PV Plants [Member] | Spain from Private Lessors [Member]
Statement Line Items [Line Items]
Operating lease agreements (Years)	16 years
Lease Expire dates	Jul. 25, 2035
Lease liability	€ 1,177
Right-of-use asset	€ 1,160
PV Plants [Member] | Spain from Municipality of Talavan [Member]
Statement Line Items [Line Items]
Operating lease agreements (Years)	42 years
Lease Expire dates	Sep. 08, 2060
Lease liability	€ 12,844
Right-of-use asset	12,656
Land [Member] | Talmei Yosef [Member]
Statement Line Items [Line Items]
Lease liability	1,606
Right-of-use asset	€ 1,585